Property and Equipment (Details Narrative) (10-K)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) Lots	Dec. 31, 2017 USD ($)
Property, Plant and Equipment [Abstract]
Depreciation and amortization of property and equipment					$ 197,729	$ 286,695
Depreciation, depletion and amortization	$ 62,579	$ 82,679	$ 112,159	$ 89,418	171,749	193,065
Depreciation capitalized to inventory					25,980	$ 93,630
Real estate lots held for sale					$ 123,060
Number of real estate lots | Lots					12